Inventories	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventories

3. INVENTORIES

As of December 31, 2019, we had $0.55 million in finished goods inventories that were fully offset by an inventory reserve.  All of our remaining inventories were disposed of in 2020.

The following table provides a reconciliation of our inventory reserves for the years ended December 31, 2020 and 2019, respectively (in thousands):

	2020	2019
Inventory reserves at beginning of year	$550	$982
Impairment charges	-	6
Write down of impaired inventories	-	(438)
Disposal of inventory	(550)	-
Inventory reserves at end of year	$-	$550